Goodwill - Schedule of Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended	9 Months Ended
	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Goodwill [Roll Forward]
Opening balance	$ 9,092,410	$ 9,051,410	$ 9,016,549	$ 8,993,583	$ 9,051,410	$ 9,051,410
Prior period acquisition						5,108
Impairment	(364,248)	0	0	0	0	(364,248)	$ 0	$ 0
Foreign exchange movement						36,105
Closing balance	$ 8,728,375	$ 9,065,335	$ 9,085,447	$ 8,982,896	$ 9,092,410	$ 8,728,375	$ 9,085,447	$ 8,982,896